                             GREENBERG TRAURIG P.A.
                              1221 BRICKELL AVENUE
                              MIAMI, FLORIDA 33131

Direct Dial: (305) 579-0756
E-mail: grossmanb@gtlaw.com

November 4, 2005

VIA EDGAR TRANSMISSION
----------------------

John Reynolds, Assistant Director
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                Re:     Vector Intersect Security Acquisition Corp.
                        Form S-1 Registration Statement
                        File No. 333-127644

Dear Mr. Reynolds:

         On behalf of Vector Intersect Security Acquisition Corp., a Delaware
corporation (the "Company"), we transmit herewith for filing with the Securities and Exchange Commission (the "Commission"), pursuant to Section 6 of and
Regulation C under the Securities Act of 1933, as amended (the "Securities
Act"), and Rule 101(a)(1)(i) of Regulation S-T under the Commission's Electronic
Data Gathering and Retrieval System (EDGAR), one complete electronic version of
Amendment No. 1 ("Amendment No. 1") to the Company's Registration Statement on
Form S-1 (No. 333-127644), originally filed with the Commission on August 18,
2005 (together, the "Registration Statement"), including one complete electronic version of the exhibits filed therewith. By overnight courier, we are transmitting three marked copies of the above referenced filing to reflect revisions from the prior submission.

         Amendment No. 1 responds to the comments heretofore received from the
Commission's Staff (the "Staff") by a letter dated September 23, 2005 (the
"Comment Letter") with respect to the Registration Statement. Other changes reflect developments since the filing of the initial Registration Statement and comments received from the National Association of Securities Dealers, Inc. For
the Staff's convenience, the Staff's comments have been restated below in bold type (the numbers thereof corresponding to the numbers of the Staff's comments contained in the Comment Letter) and the responses to each comment appear immediately below such comment. For the further convenience of the Staff, to the extent there have occurred pagination changes with respect to certain text contained in the initial Registration Statement filed with the Commission on
August 18, 2005, the Company has indicated the new page numbers on which the beginning of such revised text now appears in Amendment No. 1. All capitalized terms used and not defined herein have the respective meanings assigned to them in the Comment Letter.

GENERAL

1.       WE NOTE THE STRUCTURE OF THIS OFFERING AND ITS SIMILARITY TO NUMEROUS
         BLANK CHECK OFFERINGS UNDERWRITTEN ON A FIRM COMMITMENT BASIS THAT
         RECENTLY HAVE BEEN REGISTERED WITH THE COMMISSION. WITH A VIEW TOWARD
         DISCLOSURE, IDENTIFY FOR US SUPPLEMENTALLY THE NAMES OF THE COMPANIES
         THAT HAVE REGISTERED OR ARE SEEKING TO REGISTER BLANK CHECK OFFERINGS
         UNDERWRITTEN ON A FIRM COMMITMENT BASIS IN WHICH AN OFFICER, DIRECTOR,
         AFFILIATE, UNDERWRITER OR ATTORNEY OF THE REGISTRANT HAVE BEEN
         INVOLVED; THE SECURITIES ACT FORM THE COMPANIES' FILED ON; IF
         APPLICABLE, THE DATE OF EFFECTIVENESS; AND, THE STATUS OF THE OFFERING
         THUS FAR. IN THIS REGARD, TELL US THE AMOUNT ESCROWED TO DATE AND
         WHETHER THE BLANK CHECKS HAVE ENGAGED IN THE DESIRED BUSINESS
         COMBINATION OUTLINED IN THE PROSPECTUS. TO ASSIST THE STAFF IN THIS
         REGARD, PLEASE PRESENT THE INFORMATION IN A TABULAR FORMAT. WE MAY HAVE
         FURTHER COMMENT.

         In response to the Staff's comment, please see Annex A.

2.       PROVIDE DISCLOSURE WITH RESPECT TO THE CONVERSION RIGHTS TO DISCUSS THE
         RELATIVE BENEFITS AND FINANCIAL ADVANTAGES TO UTILIZATION OF SUCH
         FEATURE BETWEEN THE EXISTING STOCKHOLDERS AND THE PUBLIC STOCKHOLDERS.
         THIS DISCLOSURE SHOULD INCLUDE, IN PART, AN ANALYSIS AND COMPARISON OF
         THE FINANCIAL CONSEQUENCES OF THE EXERCISE OF THE CONVERSION RIGHT WHEN
         EXERCISED BY AN EXISTING STOCKHOLDER AS COMPARED TO A PUBLIC
         STOCKHOLDER. IN THIS CONTEXT WE NOTE THAT: (I) THE EXISTING
         STOCKHOLDERS ARE ALLOWED, AND MAY MAKE PURCHASES OF SHARES IN BOTH THE
         OFFERING AND IN THE OPEN MARKET SUBSEQUENT TO THE OFFERING; (II) THERE
         APPEARS TO BE A DISINCENTIVE FOR PUBLIC STOCKHOLDERS TO EXERCISE THEIR
         CONVERSION RIGHTS DUE TO THE FACT THAT THE AMOUNT AVAILABLE TO SUCH
         STOCKHOLDERS (APPROXIMATELY $7.41 PER SHARE) IS VIRTUALLY CERTAIN TO BE
         LESS THAN THE PURCHASE PRICE PAID FOR THE UNIT IN THE OFFERING ($8.00);
         AND (III) THERE DOES NOT APPEAR TO BE A CORRESPONDING DISINCENTIVE FOR
         EXISTING STOCKHOLDERS TO EXERCISE THEIR REDEMPTION RIGHTS SINCE THEIR
         EXISTING SHARES HAVE AN EFFECTIVE PURCHASE PRICE OF $0.005 PER SHARE
         AND THUS EVEN AFTER PAYING THE OFFERING PRICE AND/OR MARKET PRICE FOR
         THE OTHER SHARES ACQUIRED AFTER THE DATE OF THE PROSPECTUS, THE
         EFFECTIVE COST TO THE EXISTING STOCKHOLDERS OF THEIR SHARES WILL BE
         SIGNIFICANTLY LESS THAT THE CONVERSION PRICE OF APPROXIMATELY $7.38 PER
         SHARE. SIMILAR DISCLOSURE SHOULD BE PROVIDED, AS APPLICABLE, WITH
         RESPECT TO THE SHARES HELD BY THE UNDERWRITERS. WE MAY HAVE FURTHER
         COMMENT.

         In connection with the Staff's comment, we note that as indicated on page 6, the Company is not granting "conversion" rights to its public stockholders, but rather "redemption" rights to those public stockholders voting against a business combination.

         In response to the Staff's comment, each of the existing stockholders agrees to waive his or its right to exercise redemption rights to any shares of common stock owned by him or it, directly or indirectly, on the date of the prospectus or acquired thereafter in the open market or otherwise. Please be advised that the disclosure on pages 6, 13, 14,
         38, 48 has accordingly been revised to indicate that existing stockholders have agreed to vote their shares in accordance with the majority of the shares of common stock voted by the public stockholders on a proposal to approve a business combination.
         Accordingly, we do not believe that any disclosure detailing analysis and comparison of the financial consequences of the exercise of the redemption rights by existing stockholders as compared to public stockholders is necessary.

         We believe any shares acquired by the underwriters in connection with the offering or thereafter will be subject to substantially equivalent financial consequences and/or disincentives as those applicable to investors who acquire shares in the offering or in the open market.
         The underwriters have agreed to vote their shares in favor of any business combination presented to shareholders.

3.       WE NOTE THAT YOUR INITIAL BUSINESS COMBINATION MUST BE WITH A BUSINESS
         WHERE THE AGGREGATE CONSIDERATION PAID BY YOU IS AT LEAST EQUAL TO 80%
         OF THE AMOUNT HELD IN THE TRUST ACCOUNT AT THE TIME OF ACQUISITION.
         PLEASE CLARIFY THROUGHOUT THAT THERE IS NO LIMITATION ON YOUR ABILITY
         TO RAISE FUNDS PRIVATELY OR THROUGH LOANS THAT WOULD ALLOW YOU TO
         ACQUIRE A COMPANY IN CONSIDERATION GREATER THAN 80% OF THE AMOUNT HELD
         IN THE TRUST ACCOUNT. DISCLOSE AS WELL WHETHER ANY SUCH FINANCING
         ARRANGEMENTS HAVE BEEN ENTERED INTO OR CONTEMPLATED WITH ANY THIRD
         PARTIES TO RAISE SUCH ADDITIONAL FUNDS THROUGH THE SALE OF SECURITIES
         OR OTHERWISE.

         In response to the Staff's comment, we hereby advise the Staff that
         Amendment No. 1 has been revised to reflect that the Company will not enter into its initial business combination with a target business or businesses unless the collective fair market value of the target business or businesses is at least 80% of the Company's net assets at the time of the acquisition(s) (excluding any funds held in the trust account for the benefit of the Underwriters), including any amounts held in the trust account subject to any redemption rights. As such, the Company's initial business combination will no longer be required to be with a target business or businesses where the aggregate consideration paid by the Company is at least equal to 80% of the amount held in the trust account at the time of such acquisition(s).
         The disclosure in the Prospectus has therefore been revised on pages 1,
         15, 34, 35, 36, 37, 40, 42 to reflect the Company's new policy.

         In response to the Staff's comment, disclosure has been made in the
         Prospectus Summary and in the Risk Factors on page 15, to reflect that the Company has the ability to raise funds privately or through loans that would allow it to acquire a company with a fair market value that is greater than 80% of the amount of our net assets. Further disclosure has been made in the Prospectus Summary and on page 15 to reflect that no such financing arrangement has been entered into or is currently contemplated with any third parties to raise such additional funds through the sale of securities or otherwise.

4.       PLEASE ADDRESS THE APPLICABILITY OR INAPPLICABILITY OF REGULATION M IN
         THE CONTEXT OF THE WARRANT REPURCHASE AGREEMENTS CONTAINED WITHIN YOUR
         REGISTRATION STATEMENT.

         In response to the Staff's comment, we hereby advise the Staff that the warrant repurchase agreements are being modified to provide that the warrant repurchase will not occur until the later of the 45 day trading period commencing on the date separate trading

         of the warrants has commenced or 60 calendar days until the end of the
         "restricted period" under Regulation M. These purchases will be made pursuant to agreements in accordance with the guidelines specified by
         Rule 10b5-1 under the Securities Exchange Act of 1934 through an independent broker-dealer registered under Section 15 of the Exchange
         Act. The officers and directors of the Company will not have any discretion or influence with respect to such procedures. See pages 50 and 51.

5.       PLEASE DISCUSS THE APPLICABILITY OR INAPPLICABILITY OF REGULATION M TO
         THE UNDERWRITER'S AGREEMENT TO ACT AS A FINDER OF BUSINESS ACQUISITIONS
         FOR THE ISSUER. PLEASE ADDRESS IN YOUR DISCUSSION WHEN ANY APPLICABLE
         RESTRICTED PERIOD WOULD END.

         We have added disclosure on page 59 in accordance with the Staff's comment. In response to the Staff's comment, we believe that since the financial advisory fee would be contingent upon, and would only be paid in connection with, the consummation of a business combination, the restricted periods under Regulation M for both the initial public offering and in connection with any business combination will have ended and therefore Regulation M would be inapplicable.

         It is our view, based on the Commission's "Frequently Asked Questions
         About Regulation M" published by the Division of Market Regulation
         (dated October 27,1999 and revised April 12, 2002) (the "FAQs"), that the restricted period under Regulation M for the offering will have ended when all of the units have been distributed and after any over-allotment and stabilization arrangements and trading restrictions in connection with the offering have been terminated. Based on the guidance offered in the FAQs, any applicable restricted period under
         Regulation M in connection with a business combination in which securities are to be distributed will have ended either on the date in which the target shareholders can vote on the merger or exchange or, in the case of the acquisition of a privately-held company, the later of the execution of the definitive acquisition agreement or the end of any valuation period. Accordingly, we believe that Regulation M is inapplicable to any payments to be received by Rodman & Renshaw, LLC as a financial advisory fee upon consummation of a business combination with a target business introduced to us by Rodman & Renshaw, LLC.

         We are aware of the Commission's guidance set forth in the FAQs relating to the restricted period in an acquisition of a target in which securities are to be distributed. If and to the extent it becomes applicable in the context of a business combination, Rodman & Renshaw,
         LLC has advised us that it will comply with Regulation M and not make a market in the Company's securities during the period set forth in the
         FAQs.

6.       PLEASE FURNISH SUPPLEMENTALLY A STATEMENT AS TO WHETHER OR NOT THE
         AMOUNT OF COMPENSATION TO BE ALLOWED OR PAID TO THE UNDERWRITERS HAS
         BEEN CLEARED WITH THE NASD. PRIOR TO THE EFFECTIVENESS OF THIS
         REGISTRATION STATEMENT, THE STAFF REQUESTS THAT WE BE PROVIDED WITH A
         COPY OF THE LETTER INFORMING THAT THE NASD HAS NO OBJECTIONS.

         Prior to effectiveness, the Staff will be provided with written confirmation that the National Association of Securities Dealers, Inc.
         (NASD) has finished its review and has no objections to the underwriting terms and arrangements in this offering.

7.       PRIOR TO EFFECTIVENESS PLEASE PROVIDE AN UPDATE WITH RESPECT TO THOSE
         STATES IN WHICH THE OFFERING WILL BE CONDUCTED.

         Prior to effectiveness, the Staff will be provided with an update with respect to those states in which the offering will be conducted.

8.       PRIOR TO EFFECTIVENESS OF THIS REGISTRATION STATEMENT, PLEASE CONFIRM
         SUPPLEMENTALLY THAT YOU HAVE RESOLVED ANY OUTSTANDING STATE REGULATORY
         AGENCY COMMENTS AND THAT YOU HAVE RECEIVED CLEARANCE FROM ALL STATES
         WHERE YOU HAVE APPLIED TO HAVE THE UNITS REGISTERED FOR SALE.

         Prior to effectiveness, the Staff will be provided confirmation that the Company has resolved all outstanding state regulatory agency comments and that it has received clearance from all states in which the Company intends to sell its securities in the offering.

9.       WE NOTE THAT THE REGISTRATION STATEMENT COVERS "SUCH INDETERMINABLE
         ADDITIONAL SECURITIES AS MAY BE ISSUED AS RESULT OF THE ANTI-DILUTION
         PROVISIONS CONTAINED IN THE WARRANTS, THE REPRESENTATIVE'S UNIT
         PURCHASE OPTION AND THE WARRANTS INCLUDED IN THE REPRESENTATIVE'S
         UNITS." PLEASE REVISE THE DISCLOSURE TO STATE THAT THE INDETERMINATE
         NUMBER OF ADDITIONAL SHARES OF COMMON STOCK SHALL BE ISSUABLE "PURSUANT
         TO RULE 416 TO PREVENT DILUTION RESULTING FROM STOCK SPLITS, STOCK
         DIVIDENDS OR SIMILAR TRANSACTIONS."

         Disclosure has been added to the Registration Statement cover page to provide that pursuant to Rule 416, there are also being registered such indeterminable additional securities to prevent dilution resulting from stock splits, stock dividends and similar transactions.

10.      REVISE TO INDICATE HOW THE COMPANY WILL DETERMINE THAT CONSIDERATION
         GIVEN, FOR AN ACQUISITION TARGET REPRESENTS 80% OF THE TRUST.

         We believe that this comment is now inapplicable given the fact that the Company is adopting and will now be subject to the requirement that a target business or businesses have a fair market value of at least
         80% of the Company's net assets at the time of the acquisition
         (excluding any funds held in the trust account for the benefit of the
         Underwriters) rather than that the aggregate consideration paid by the
         Company be at least 80% of the amount in the trust account. We have disclosed on page 36 how the Company will determine that consideration given for an acquisition target has a fair market value of at least 80%
         of net assets.

11.      PLEASE NOTE, IN THE DISCUSSION OF THE OFFERING OR IN ANOTHER
         APPROPRIATE PLACE, WHETHER THE COMPANY PLANS TO AMEND ITS 8-K FILING TO
         PROVIDE AN AUDITED BALANCE SHEET TO REFLECT THE EXERCISE OF THE
         OVER-ALLOTMENT OPTION IF SUCH EXERCISE DOES NOT TAKE PLACE PRIOR TO THE
         FILING OF THE 8-K TO REFLECT THE CONSUMMATION OF THE OFFERING.

         Disclosure has been added to the Prospectus cover page and on pages 42,
         49, 51, 53 and 54 to clarify that if the over-allotment option is exercised following the initial filing of such Form 8-K, an amended
         Form 8-K will be filed to provide updated financial information to reflect the exercise of the over-allotment option.

PROSPECTUS SUMMARY, PAGE 1

12.      PLEASE DISCLOSE WHETHER THE COMPANY WILL ONLY CONSIDER ENTERING INTO A
         BUSINESS COMBINATION WITH U.S. COMPANIES.

         Disclosure has been made in the Prospectus Summary and on page 33 to reflect that the Company will consider entering into business combinations with both U.S. and non-U.S. companies.

13.      PLEASE REVISE TO ADDRESS WHETHER THE COMPANY OR ITS AGENTS OR
         AFFILIATES HAVE BEEN APPROACHED BY ANY ACQUISITION CANDIDATES, OR THEIR
         REPRESENTATIVES, WITH RESPECT TO ANY POSSIBLE ACQUISITION TRANSACTION.

         We have expanded the disclosure in the Prospectus Summary on page 2 and on page 34 to reflect that that the Company, its affiliates or representatives have not undertaken any diligence, substantive discussions, negotiations and/or similar activities either directly or indirectly, with respect to a business combination several (under5)
         transaction.

         We are not revising the disclosure to reflect the Staff's comment because following the Company's initial Registration Statement filing, the Company's Chief Executive Officer received unsolicited communications by person representing themselves as representatives of a potential business acquisition candidate wishing to discuss a business acquisition transaction. The Company's Chief Executive
         Officer told these persons that he would not discuss potential acquisition candidates until after the offering.

14.      WE NOTE THAT YOU INDICATE THAT YOUR BUSINESS COMBINATION "MUST BE WITH
         A TARGET BUSINESS OR BUSINESSES WHERE THE AGGREGATE CONSIDERATION PAID
         BY US IS AT LEAST EQUAL TO 80% OF THE AMOUNT HELD IN THE TRUST ACCOUNT
         AT THE TIME OF SUCH ACQUISITIONS (S)." PRIOR FIRM COMMITMENT BLANK
         CHECKS HAVE REQUIRED THAT THE BUSINESS COMBINATION BE WITH A TARGET
         WITH A FAIR MARKET VALUE EQUAL TO 80% OF THE COMPANY'S NET ASSETS (ALL
         ASSETS INCLUDING THE TRUST ACCOUNT FUNDS LESS LIABILITIES) AT THE TIME
         OF THE ACQUISITION. ADVISE US OF YOUR REASONING REGARDING THE CHANGE IN
         THE TERMS OF YOUR BUSINESS COMBINATION AND DISCUSS THE IMPACT THIS MAY
         HAVE ON INVESTORS IN THIS OFFERING. WE MAY HAVE FURTHER COMMENT.

         In response to the Staff's comment, we hereby direct the Staff to the responses to comments three and eleven set forth above.

THE OFFERING. PAGE 2

15.      WE NOTE YOU INDICATE THAT UPON COMPLETION OF THE OFFERING THE OFFICERS
         AND DIRECTORS MAY SEEK REASONABLE REIMBURSEMENT FOR OFFICE SPACE AND
         ADMINISTRATIVE SUPPORT RELATED TO THE ACQUISITION EFFORTS. REVISE TO
         INDICATE THE AMOUNT OF REIMBURSEMENT THAT WILL BE SOUGHT.

         The disclosure on pages 6 and 40 have been revised to reflect the
         Staff's comment by indicating that any reimbursement to any officers and directors shall not exceed $7,500 per month.

SUMMARY FINANCIAL DATA, PAGE 7

16.      PLEASE REVISE TO INDICATE THE APPROXIMATE DOLLAR AMOUNT CONVERTED IF
         19.99% OF THE 18,750,000 SHARES ARE CONVERTED UNDER THE CONVERSION
         RIGHTS.

         The disclosure on page 9 has been revised to reflect the Staff's comment by indicating that $27,786,100 is the approximate dollar amount to be redeemed if 19.99% of the 18,750,000 shares are converted under the redemption rights.

RISK FACTORS, PAGE 8

RISKS RELATED TO OUR TARGETED INDUSTRIES, PAGE 15

17.      IN RISK FACTOR ONE UNDER THIS SUBSECTION, PLEASE CLARIFY WHETHER THE
         REFERENCE TO "OUR" BUSINESS REFERS TO THE TARGET COMPANY'S BUSINESS.

         The disclosure now clarifies that "our" refers to the Company following a business combination transaction.

18.      PLEASE AVOID THE GENERIC CONCLUSION YOU REACH IN SOME OF YOUR RISK
         FACTOR SUBHEADINGS THAT THE RISK WILL ADVERSELY AFFECT YOUR BUSINESS.
         INSTEAD, REPLACE THIS LANGUAGE WITH SPECIFIC DISCLOSURE OF HOW YOUR
         BUSINESS AND OPERATIONS WOULD BE AFFECTED. FOR EXAMPLE, SEE RISK
         FACTORS 1, 3, AND 6 UNDER THIS SUBSECTION.

         We have revised the disclosure in the Risk Factors section on pages 11,
         17, 18, 19, 20, 21, 22 and 23 to reflect the Staff's comment requesting more specific disclosure regarding how the Company's business and operations will be affected by adverse events.

19.      PLEASE REVISE THE SUBHEADING OF THE RISK FACTORS IN THIS SUBSECTION TO
         STATE THE MATERIAL RISK TO POTENTIAL INVESTORS. THE SUBHEADING SHOULD
         DISCLOSE THE CONSEQUENCES TO THE INVESTOR OR TO THE COMPANY, SHOULD THE
         RISK MATERIALIZE. PLEASE REVISE THE SUBHEADING TO SUCCINCTLY STATE THE
         RISK. FOR EXAMPLE, SEE RISK FACTOR 7 AND 18.

         We have revised the disclosure in the Risk Factors section on pages 17,
         18, 20, 21, 22, and 23 to more specifically disclose the material risks and the consequences stemming from such risks.

20.      REVISE RISK FACTOR SEVEN TO UPDATE THE INFORMATION TO THE LATEST
         PRACTICABLE DATE. ALSO TO ADDRESS THE NUMBER AND VALUE OF SIMILAR BLANK
         CHECK COMPANIES THAT HAVE FILED WITH THE COMMISSION AND HAVE NOT
         COMPLETED THEIR INITIAL PUBLIC OFFERINGS.

         In response to the Staff's comment, the disclosure on page 11 has been updated to reflect the number of blank check companies known to us at
         September 30 and the amount currently held in trust.

21.      YOU SHOULD PRESENT AS RISK FACTORS ONLY THOSE FACTORS THAT REPRESENT A
         MATERIAL RISK TO INVESTORS IN THIS OFFERING. DO NOT INCLUDE RISK
         FACTORS THAT COULD APPLY TO ANY ISSUER OR TO ANY OTHER OFFERING. MANY
         OF YOUR RISK FACTORS FIT INTO THIS CATEGORY AND YOU SHOULD REMOVE THEM.
         FOR EXAMPLE SEE RISK FACTORS 8 AND 10 UNDER THIS SUBSECTION. PLEASE
         REMOVE SUCH RISK FACTORS OR REVISE TO CITE A PARTICULAR RISK.

         In response to the Staff's comment, the disclosure on page 24 has been revised by deleting the risk factor entitled, "If our target business is a manufacturer, it may face inherent product liability or other liability risks which could result in a large claim against us," and the disclosure on page 25 has been revised to cite more particular risks related to the Company.

22.      PLEASE MOVE THE RISKS IN THE SUBSECTION "RISKS ASSOCIATED WITH THIS
         OFFERING" BEFORE THE SUBSECTION "RISKS RELATED TO OUR TARGETED
         INDUSTRIES."

         In response to the Staff's comment, we have moved the subsection entitled "Risks associated with this offering" before the subsection entitled, "Risks related to our targeted industries."

23.      IF APPLICABLE, PLEASE INCLUDE RISK FACTORS DISCUSSING POSSIBLE RISKS OF
         ACQUIRING A FOREIGN COMPANY. THESE RISKS MAY INCLUDE EXCHANGE CONTROLS
         THAT AFFECT THE IMPORT OR EXPORT OF CAPITAL OR REMITTANCE OF DIVIDENDS
         AND WITHHOLDING TAX ISSUES.

         In response to the Staff's comment, disclosure has been added on pages
         24 and 25 to include additional risk factor disclosures to reflect certain possible risks of acquiring a foreign company.

USE OF PROCEEDS, PAGE 28

24.      PLEASE ADD A LINE IN THE USE OF PROCEEDS TABLE INDICATING THE TOTAL OF
         THE NOTED OFFERING EXPENSES.

         In response to the Staff's comment, we have added a line item in the
         Use of Proceeds table to indicate the total offering expenses.

25.      IN THE USE OF PROCEEDS TABLE, USE OF NET PROCEEDS NOT HELD IN TRUST, WE
         NOTE THE LINE ITEM OF $500,000 FOR "[L]EGAL, ACCOUNTING, AND OTHER
         EXPENSES ATTENDANT TO THE DUE DILIGENCE INVESTIGATIONS, STRUCTURING AND
         NEGOTIATIONS OF A BUSINESS COMBINATION." PLEASE EXPLAIN THESE EXPENSES
         IN MORE DETAIL. WE ALSO NOTE ANOTHER LINE ITEM OF $500,000 ALLOCATED TO
         DUE DILIGENCE. PLEASE EXPLAIN WHY THERE ARE TWO SEPARATE AMOUNTS FOR
         DUE DILIGENCE AND INDICATE WHICH LINE ITEM OF DUE DILIGENCE WOULD BE
         USED TO PAY OFFICER AND DIRECTORS FOR THEIR EXPENSES IN THE PERFORMANCE
         OF DUE DILIGENCE. FINALLY, RECONCILE THESES EXPENSES WITH THE
         DISCLOSURE IN THE LAST PARAGRAPH ON PAGE 28 IN THE MD&A SECTION.

         In response to this comment, the Company has revised the line item
         "legal, accounting, and other expenses attendant to the due diligence investigations, structuring and negotiations of a business combination," and deleted "due diligence investigations." This revision has been made to clearly indicate that the expenses attributable to this line item are in connection with legal, accounting and other expenses attendant to the structuring and negotiation of a business combination once one or more specific target businesses have been identified, as well as preparing and filing the related proxy statement.

         Expenses under the line item "due diligence of prospective target businesses" are those incurred in connection with finding and investigating a target business generally. While officers and directors will not be paid by the Company for their performance of due diligence, they are entitled to reimbursement of out-of-pocket expenses incurred in connection with such due diligence from excess working capital.

         The disclosure in the Use of Proceeds section with respect to such information has been reconciled with the disclosure in the MD&A section referenced by the Staff. In addition, certain changes have been made with respect to the actual use of proceed.

26.      PLEASE CLEARLY INDICATE WHICH LINE ITEM WILL BE ALLOCATED TO PAY FEES
         TO THIRD PARTY CONSULTANTS TO ASSIST THE COMPANY'S SEARCH FOR A TARGET
         BUSINESS. PLEASE CLEARLY INDICATE WHETHER ANY OF THE REIMBURSEMENTS TO
         STOCKHOLDERS FOR OUT-OF-POCKET EXPENSES WILL BE FOR THEIR PAYMENTS TO
         THIRD PARTIES FOR THIRD PARTIES' PERFORMANCE OF DUE DILIGENCE.

         A footnote has been added to the Use of Proceeds table to disclose that from the amounts reflected in the "due diligence of prospective target businesses" line item, the Company may make payments for expenses incurred in its due diligence investigations, including payments to market research firms and other consultants that perform due diligence on the Company's behalf, reimbursements to the Company's existing stockholders in the event and to the extent that they make payments to any third parties that perform due diligence on the Company's behalf, and for any out-of-pocket expenses incurred by the Company's existing stockholders in performing due diligence.

27.      WE NOTE THAT THE COMPANY STATES THAT "[T]O THE EXTENT THAT OUR CAPITAL
         STOCK IS USED IN WHOLE OR IN PART AS CONSIDERATION TO EFFECT A BUSINESS
         COMBINATION, THE PROCEEDS HELD IN THE TRUST ACCOUNT...WILL BE USED TO
         FINANCE THE OPERATIONS OF THE TARGET BUSINESS." PLEASE DISCUSS ALL
         POSSIBLE USES OF THE PROCEEDS HELD IN TRUST IF SUCH FUNDS ARE RELEASED
         TO THE COMPANY. PLEASE INCLUDE ANY FINDER'S FEES AND EXPENSES THAT MAY
         BE IN ADDITION TO THOSE EXPENSES TO BE PAID FROM THE NET PROCEEDS NOT
         HELD IN TRUST. PLEASE RECONCILE THIS DISCLOSURE WITH THE DISCLOSURE IN
         THE LAST PARAGRAPH ON PAGE 28 IN THE MD&A SECTION.

         If the proceeds held in the trust account are released, they will be used for the Company's general working capital and to evaluate and acquire additional target businesses. The disclosure on pages 35 and 36 has been revised to indicate that the Company may pay finder's fees and expenses in connection with its initial business combination that may be in addition to those expenses to be paid from

         the net proceeds not held in trust to the extent such fees and expenses exceed the amount of funds not held in trust.

28.      PLEASE CLARIFY WHICH LINE ITEMS IN THE USE OF PROCEEDS TABLE THE
         REIMBURSEMENTS WILL BE PAID FROM.

         The disclosure on page 27 has been revised to clarify that the reimbursements for any out-of-pocket expenses incurred by the Company's officers and directors will be paid from excess working capital.

29.      WE NOTE YOU INDICATE THAT YOUR EXCESS WORKING CAPITAL IS APPROXIMATELY
         $2,125,000. YOUR TABLE INDICATES THAT YOUR EXCESS WORKING CAPITAL IS
         $1,000,000. REVISE TO RECONCILE YOUR DISCLOSURE.

         The disclosure on page 27 has been revised to indicate that the excess working capital is $675,000.

30.      WE NOTE YOUR STATEMENT THAT NO COMPENSATION OF ANY KIND WILL BE PAID TO
         ANY OF OUR EXISTING STOCKHOLDERS OR ANY OF THEIR AFFILIATES. WE ALSO
         NOTE YOUR DISCLOSURE THAT YOUR OFFICERS AND DIRECTORS MAY SEEK
         REASONABLE REIMBURSEMENT FOR OFFICE SPACE AND ADMINISTRATIVE SUPPORT
         RELATED TO THE COMPANY'S ACQUISITION EFFORTS. REVISE YOUR DISCLOSURE AS
         APPROPRIATE.

         The disclosure on pages 6, 27 and 40 has been revised to reflect the
         Staff's comment.

31.      REVISE TO DELETE FOOTNOTE 2 TO THE USE OF PROCEEDS TABLE.

         In response to the Staff's comment, Footnote 2 in the Use of Proceeds table on page 26 has been deleted.

MANAGEMENT'S DISCUSSION AND FINANCIAL ANALYSIS. PAGE 28

32.      WE NOTE THE STATEMENT "[W]E WILL USE SUBSTANTIALLY ALL OF THE NET
         PROCEEDS OF THIS OFFERING TO ACQUIRE ONE OR MORE OPERATING BUSINESSES,
         INCLUDING IDENTIFYING AND EVALUATING PROSPECTIVE ACQUISITION
         CANDIDATES, SELECTING THE TARGET BUSINESS, AND STRUCTURING, NEGOTIATING
         AND CONSUMMATING THE BUSINESS COMBINATION." PLEASE DISCUSS WHETHER OR
         NOT THESE EXPENSES WILL BE PAID FROM THE PROCEEDS HELD IN TRUST. PLEASE
         EXPLAIN THESE EXPENSES IN MORE DETAIL. IT MAY BE HELPFUL TO EXPLAIN IN
         GREATER DETAIL THE EXPECTED USE OF THE PROCEEDS HELD IN TRUST.

         In response to the Staff's comment, we have revised the disclosure on page 31 to indicate that the funds held in the trust account (other than any funds held in the trust account for the benefit of the
         Underwriters) will be used directly to acquire a target business or businesses in connection with the Company's initial business combination, including any fees or compensation paid to third parties
         (including Rodman & Renshaw, LLC pursuant to the non-exclusive financial advisory agreement), for their efforts in introducing us to potential target businesses.

                                       10

PROPOSED BUSINESS, PAGE 30

33.      PLEASE REVISE THE BUSINESS SECTION TO DISCUSS IN DETAIL HOW MANAGEMENT
         INTENDS TO CARRY OUT ITS DUTY OF SEEKING A TARGET BUSINESS.

         In response to the Staff's comment, the disclosure on page 35 has been revised to reflect the Staff's comment.

34.      WE NOTE YOUR USE OF AN IMBEDDED LIST IN THIS SECTION. REVISE THE
         PROSPECTUS TO DELETE THE USE OF IMBEDDED LISTS. RATHER THAN INCLUDE
         THESE LISTS IN PARAGRAPH FORM, BREAK THEM OUT INTO BULLET POINTS, WITH
         ONE BULLET POINT FOR EACH ITEM LISTED.

         In response to the Staff's comment, we have revised the Prospectus
         Summary on page 1 and the second paragraph under the section Proposed
         Business on page 33 in the prospectus to delete the use of imbedded lists and have now presented such lists in a bullet point format.

SOURCES OF TARGET BUSINESS, PAGE 32

35.      STATE, IF TRUE; THAT THE COMPANY HAS NOT YET IDENTIFIED ANY ACQUISITION
         CANDIDATES.

         The Company has not yet identified any acquisition candidates.
         Disclosure of this fact is made on page 34 under the subheading, "We have not identified a target business".

36.      WE NOTE THE DISCLOSURE REGARDING THE CASH FEE TO BE PAID TO RODMAN &
         RENSHAW IF IT INTRODUCES A TARGET BUSINESS TO THE COMPANY. PLEASE
         DISCUSS THIS FEE IN THE USE OF PROCEEDS AND/OR MD&A SECTION. ALSO
         DISCUSS WHETHER THIS FEE WOULD BE PAID FROM THE PROCEEDS HELD IN TRUST.

         In response to the Staff's comment, the MD&A section on page 32 has been revised to include disclosure regarding the cash fee to be paid to
         Rodman & Renshaw if it introduces a target business to the Company as well as the fact that such fee will be paid from the proceeds held in trust.

37.      IN THE PARAGRAPH UNDER THE HEADING "SOURCES OF TARGET BUSINESSES," WE
         NOTE THE DISCLOSURE THAT THE COMPANY WILL NOT PAY ANY FINDERS OR
         CONSULTING FEES TO THE EXISTING STOCKHOLDERS. PLEASE EXPAND THIS
         DISCLOSURE, IF ACCURATE, TO AFFIRMATIVELY CONFIRM THAT THE OFFICERS,
         DIRECTORS AND EXISTING STOCKHOLDERS WILL RECEIVE NO FINDERS FEES,
         CONSULTING FEES, OR ANY SIMILAR TYPE FEES FROM ANY PERSON OR ENTITY IN
         CONNECTION WITH ANY BUSINESS COMBINATION INVOLVING THE COMPANY OR AN
         AFFILIATE THEREOF.

         In response to the Staff's comment, we have expanded the disclosure on page 35 to affirmatively state in the subsection "Sources of target business" that no officers, directors or existing stockholders will receive any finders fees, consulting fees or any similar type fees from any person or entity in connection with any business combination involving the Company or any affiliate thereof. We further confirm this fact to the Staff.

                                       11

FAIR MARKET VALUE OF TARGET BUSINESS (OR BUSINESSES), PAGE 33

38.      WE DO NOT UNDERSTAND YOUR DISCLOSURE GIVEN THAT THE CONSIDERATION PAID
         MUST BE AT LEAST EQUAL TO 80% OF THE TRUST ACCOUNT. YOUR DISCLOSURE
         DOES NOT INDICATE THAT THE TARGET BUSINESS MUST HAVE A FAIR MARKET
         VALUE EQUAL TO 80% OF YOUR TRUST ACCOUNT. REVISE YOUR DISCLOSURE OR
         ADVISE.

         The disclosure in this section has been revised to reflect that the
         Company will not enter into its initial business combination with a target business or businesses unless the collective fair market value of the target business or businesses is at least 80% of the Company's net assets at the time of the acquisition(s) (excluding any funds held in the trust account for the benefit of the Underwriters), including any amounts held in the trust account subject to any redemption rights.
         As such, the Company's initial business combination will no longer be required to be with a target business or businesses where the aggregate consideration paid by the Company is at least equal to 80% of the amount held in the trust account at the time of such acquisition(s).

         We therefore believe that this comment is now inapplicable given the fact that the Company is adopting and will now be subject to the requirement that a target business or businesses have a fair market value of at least 80% of the Company's net assets at the time of the acquisition (not including any funds held in the trust account for the benefit of the Underwriters) rather than that the aggregate consideration paid by the Company be at least 80% of the amount in the trust account.

39.      IT MAY BE HELPFUL TO INCLUDE A RISK FACTOR THAT THE TARGET COMPANY DOES
         NOT HAVE TO HAVE A FAIR MARKET VALUE EQUAL TO 80% OF THE TRUST ACCOUNT.
         THE RISK FACTOR MAY ALSO ADDRESS THAT THE COMPANY WILL NOT BE REQUIRED
         TO OBTAIN AN OPINION FROM AN UNAFFILIATED, INDEPENDENT INVESTMENT
         BANKING FIRM AS TO THE FAIR MARKET VALUE OF THE TARGET BUSINESS.

         We believe that this comment is now inapplicable given the fact that the Company is adopting and will now be subject to the requirement that a target business or businesses have a fair market value of at least
         80% of the Company's net assets at the time of the acquisition (not including any funds held in the trust account for the benefit of the
         Underwriters) rather than that the aggregate consideration paid by the
         Company be at least 80% of the amount in the trust account.

                                       12

POSSIBLE LACK OF BUSINESS DIVERSIFICATION, PAGE 33

40.      IN LIGHT OF THE COMPANY'S REQUIREMENT THAT ANY ACQUISITION MUST BE OF A
         COMPANY WITH CONSIDERATION EQUAL TO 80% OF THE TRUST ACCOUNT THRESHOLD,
         DISCUSS HOW THE COMPANY WOULD BE ABLE TO EFFECTUATE A BUSINESS
         COMBINATION WITH MORE THAN ONE TARGET BUSINESS. IN ADDITION, ADD
         DISCLOSURE TO DISCUSS THE SPECIAL ISSUES AND CONCERNS THAT WOULD ARISE
         IN ATTEMPTING TO CONSUMMATE THE ACQUISITION OF SEVERAL OPERATING
         BUSINESSES AT THE SAME TIME.

         In response to the Staff's comment, we note that the Company is adopting and will now be subject to the requirement that a target business or businesses have a fair market value of at least 80% of the
         Company's net assets at the time of the acquisition (not including any funds held in the trust account for the benefit of the Underwriters)
         rather than that the aggregate consideration paid by the Company be at least 80% of the amount in the trust account.

         In response to the Staff's comment, the disclosure on page 37 has been revised to indicate that in order to consummate a business combination involving more than one acquisition, the Company would enter into separate purchase agreements with different entities to acquire their respective equity or assets with the consummation of each transaction being contingent upon simultaneous closings.

         In response to the Staff's comment, we believe that the current disclosure on page 37 is responsive to the Staff's request for additional information detailing any special issues and concerns that would arise in attempting to consummate the acquisition of several operating businesses at the same time.

Legal Proceedings, page 2

41.      WE NOTE THE STATEMENT "[T]O THE KNOWLEDGE OF MANAGEMENT, THERE IS NO
         LITIGATION CURRENTLY PENDING..." THE COMPANY IS IN THE POSITION TO KNOW
         WHETHER OR NOT THEY ARE CURRENTLY A PARTY TO ANY PENDING LEGAL
         PROCEEDING. REVISE TO INDICATE WHETHER THE COMPANY IS A PARTY OF ANY
         PENDING LEGAL PROCEEDING.

         The Company is not currently a party to any pending legal proceedings and the disclosure on page 41 in the Legal Proceedings section has been revised to reflect the Staff's comment.

                                       13

PRINCIPAL STOCKHOLDERS, PAGE 47

42.      CONFIRM YOUR UNDERSTANDING THAT IF YOU INCREASE THE SIZE OF THE
         OFFERING PURSUANT TO RULE 462(B) THAT THE STOCK DIVIDENDS TO EXISTING
         STOCKHOLDERS MUST FALL WITHIN THE 20% LIMITATION NOTED IN RULE
         462(B)(3). ADDITIONALLY PLEASE ADVISE WHAT CONSIDERATIONS HAVE BEEN
         GIVEN TO THE OFFICERS AND DIRECTORS' FIDUCIARY DUTIES IN EFFECTING SUCH
         STOCK DIVIDENDS.

         We hereby confirm that if the size of the offering is increased pursuant to Rule 462(b) that the stock dividends to existing stockholders must fall within the 20% limitation as noted in Rule
         462(b)(3). The Company's officers and directors will consider all of their fiduciary duties in connection with all corporate actions, including effecting stock dividends.

43.      PLEASE CLARIFY IF THE PURPOSE OF THE DISCLOSED PURCHASES IS TO
         STABILIZE THE PRICE OF THE WARRANTS.

         In response to the Staff's comment, we have revised the disclosure to clarify that the purchase will be conducted in accordance with
         Regulation M.

CERTAIN TRANSACTIONS, PAGE 49

44.      WE NOTE THE STATEMENT THAT "[T]HERE IS NO LIMIT ON THE AMOUNT OF
         ACCOUNTABLE OUT-OF-POCKET EXPENSES REIMBURSABLE BY US." PLEASE DISCUSS
         THIS STATEMENT IN THE USE OF PROCEEDS SECTION.

         In response to the Staff's comment, we have revised the disclosure on page 27 to reflect the Staff's comment.

UNDERWRITING, PAGE 54

45.      PLEASE TELL US WHETHER THE UNDERWRITER OR ANY MEMBERS OF THE
         UNDERWRITING SYNDICATE WILL ENGAGE IN ANY ELECTRONIC OFFER, SALE OR
         DISTRIBUTION OF THE SHARES AND DESCRIBE THEIR PROCEDURES
         SUPPLEMENTALLY. IF YOU BECOME AWARE OF ANY ADDITIONAL MEMBERS OF THE
         UNDERWRITING SYNDICATE THAT MAY ENGAGE IN ELECTRONIC OFFERS, SALES OR
         DISTRIBUTIONS AFTER YOU RESPOND TO THIS COMMENT, PROMPTLY SUPPLEMENT
         YOUR RESPONSE TO IDENTIFY THOSE MEMBERS AND PROVIDE US WITH A
         DESCRIPTION OF THEIR PROCEDURES. BRIEFLY DESCRIBE ANY ELECTRONIC
         DISTRIBUTION IN THE FILING, AND CONFIRM, IF TRUE, THAT THE PROCEDURES
         YOU WILL FOLLOW WITH RESPECT TO ANY ELECTRONIC DISTRIBUTION WILL BE
         CONSISTENT WITH THOSE PREVIOUSLY CLEARED BY THE DIVISION'S OFFICE OF
         CHIEF COUNSEL.

         Except for delivery of a preliminary prospectus to those individuals and entities that have requested a copy of a preliminary prospectus and consented to electronic delivery and/or reference to the SEC's EDGAR database web site for access to the preliminary prospectus, neither the lead underwriter nor any members of the anticipated underwriting syndicate have, nor do they intend to, engage in any electronic offer, sale or distribution

                                       14

         of the securities electronically. Should we become aware that the lead underwriter or any members comprising the underwriting syndicate intend to make any such electronic offers, sales or distributions, the Company will promptly supplement its response.

46.      TELL US WHETHER YOU OR THE UNDERWRITERS HAVE ANY ARRANGEMENTS WITH A
         THIRD PARTY TO HOST OR ACCESS YOUR PRELIMINARY PROSPECTUS ON THE
         INTERNET. IF SO, IDENTIFY THE PARTY AND THE WEBSITE, DESCRIBE THE
         MATERIAL TERMS OF YOUR AGREEMENT, AND PROVIDE US WITH A COPY OF ANY
         WRITTEN AGREEMENT. PROVIDE US ALSO WITH COPIES OF ALL INFORMATION
         CONCERNING YOUR COMPANY OR PROSPECTUS THAT HAS APPEARED ON THEIR
         WEBSITE. AGAIN, IF YOU SUBSEQUENTLY ENTER INTO ANY SUCH ARRANGEMENTS,
         PROMPTLY SUPPLEMENT YOUR RESPONSE.

         Neither the Company nor the underwriters have any arrangements with third parties to host or access the Company's preliminary prospectus on the internet. The Company has informed the underwriters of its obligation to inform the Staff of any such arrangements that are subsequently entered into. If either the Company or the underwriters enter into any such arrangement, the Company will promptly supplement its response.

FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

NOTE 2-- COMMITMENTS AND CONTINGENCIES

47.      PLEASE REVISE TO DISCLOSE YOUR BUSINESS COMBINATION FEE (3% CASH) WITH
         RODMAN & RENSHAW AS DISCUSSED ON PAGE 56 (FINANCIAL ADVISORY
         AGREEMENT).

         In response to the Staff's comment, the disclosure in Note 2 of the
         Financial Statements has been revised to reflect the Staff's comment.

OTHER

48.      PLEASE PROVIDE A CURRENTLY DATED CONSENT OF THE INDEPENDENT ACCOUNTANTS
         WITH ANY AMENDMENT TO THE REGISTRATION STATEMENT.

         In response to the Staff's comment, a currently dated consent of the independent accountants has been filed as Exhibit 23.1 to Amendment
         No. 1.

                                       15

PART II

RECENT SALES OF UNREGISTERED SECURITIES

49.      REVISE TO INDICATE THE FACTS RELIED UPON TO MAKE THE SECTION 4(2)
         EXEMPTION AVAILABLE FOR THE NOTED TRANSACTION. WE MAY HAVE FURTHER
         COMMENT.

         The disclosure has been revised on page II-3 to indicate that the securities were sold in transactions not involving a public offering to a limited number of sophisticated, wealthy individuals, all of whom are officers or directors of the Company or their affiliates.

EXHIBITS

50.      PLEASE FILE EXECUTED COPIES OF THE AGREEMENTS THAT ARE IN EFFECT.

         In response to the Staff's request, the Company has filed executed or conformed copies of the agreements that are in effect. Additional exhibits will be filed prior to effectiveness.

                                     *******

         The Company hereby acknowledges and undertakes to comply with the requirements of Rules 460 and 461 under the Securities Act with respect to requests for acceleration of effectiveness of the Registration Statement.

         Should any member of the Staff have any questions or comments concerning this filing or the materials transmitted herewith, or desire any further information or clarification in respect of Amendment No. 1, please do not hesitate to contact the undersigned.

                                                 Very truly yours,

                                                 /s/ Robert L. Grossman
                                                 ----------------------
                                                 Robert L. Grossman

cc:      Marc Abramowitz
         Isaac Applbaum
         Mitchell Nussbaum, Esq.

                                       16

                                                                         ANNEX A

                           RODMAN & RENSHAW LLC FILED
                            FIRM COMMITMENT OFFERINGS
                            FOR BLANK CHECK COMPANIES

---------------------------------------------------------------------------------------------------------------
                                                                                   STATUS OF OFFERING
                                                                          -------------------------------------
                          SECURITIES                  DATE OF             AMOUNT ESCROWED   BUSINESS
NAME                      ACT FORM   SEC FILE NO.     EFFECTIVENESS       ($)               COMBINATION
---------------------------------------------------------------------------------------------------------------

RODMAN & RENSHAW LLC
---------------------------------------------------------------------------------------------------------------
Argyle Security           S-1        333-126659       -                   -                 -
Acquisition Corporation
---------------------------------------------------------------------------------------------------------------
Vector Intersect          S-1        333-127644       -                   -                 -
Security Acquisition
Corporation
---------------------------------------------------------------------------------------------------------------
Phoenix India             S-1        333-128008       -                   -                 -
Acquisition Corp.
---------------------------------------------------------------------------------------------------------------
Asia Automotive           S-1        333-127755       -                   -                 -
Acquisition Corporation
---------------------------------------------------------------------------------------------------------------

                                       17

------------------------------------------------------------------------------------------------------------------------------------
                                                          GREENBERG TRAURIG
                                                         FILED OFFERINGS FOR                            ANNEX A
                                                        BLANK CHECK COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           SECURITIES ACT
               ISSUER                       UNDERWRITERS                   GREENBERG       FORM THE ISSUER  DATE OF EFFECTIVENESS
                                                                         TRAURIG CLIENT         FILED
------------------------------------------------------------------------------------------------------------------------------------

 1.)     Community Bankers     I-Bankers Securities, Inc., Newbridge
         Acquisition Corp.     Securities, and Legend Merchant Group      Underwriter          Form S-1              N/A

 2.)    Everest Acquisition
               Corp.              Jesup & Lamont Securities Corp.            Issuer            Form S-1              N/A

 3.)     Jaguar Acquisition
            Corporation                EarlyBirdCapital, Inc.             Underwriter          Form S-1              N/A

              Media &
 4.)       Entertainment
           Holdings, Inc.         Jesup & Lamont Securities Corp.            Issuer            Form S-1              N/A

 5.)         Paramount
         Acquisition Corp.             EarlyBirdCapital, Inc.             Underwriter          Form S-1              N/A

--------------------------------------------------------------------------------------

         STATUS OF THE OFFERING    AMOUNT PLACED    HAS BLANK CHECK BEEN ENGAGED IN
                                      IN TRUST        DESIRED BUSINESS COMBINATION?
--------------------------------------------------------------------------------------

        Amendment No. 3 to Form                     To our knowledge, the issuer has
 1.)     S-1 filed on September                      not been engaged in its desired
                19, 2005                N/A               business combination.

         Registration statement                     To our knowledge, the issuer has
 2.)      filed on August 10,                        not been engaged in its desired
                 2005.                  N/A               business combination.

        Amendment No. 1 to Form                     To our knowledge, the issuer has
 3.)     S-1 filed on September                      not been engaged in its desired
               28, 2005.                N/A               business combination.

                                                    To our knowledge, the issuer has
 4.)       Form S-1 filed on                         not been engaged in its desired
           September 9, 2005            N/A               business combination.

        Amendment No. 2 to Form                     To our knowledge, the issuer has
 5.)     S-1 filed on September                      not been engaged in its desired
                21, 2005                N/A               business combination.

                                                                 18

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           SECURITIES ACT
               ISSUER                       UNDERWRITERS                   GREENBERG       FORM THE ISSUER  DATE OF EFFECTIVENESS
                                                                         TRAURIG CLIENT         FILED
------------------------------------------------------------------------------------------------------------------------------------

 6.)        Pharmamatrix
         Acquisition Corp.        Jesup & Lamont Securities Corp.         Underwriter          Form S-1              N/A

                                 Morgan Joseph; Oppenheimer & Co.;
 7.)        Stone Arcade         EarlyBirdCapital, Inc.; and Legend
         Acquisition Corp.              Merchant Group, Inc.              Underwriters         Form S-1           15-Aug-05

                                BB&T Capital Markets, a Division of
          Global Logistics          Scott & Stringfellow, Inc.;
 8.)        Acquisition        EarlyBirdCapital, Inc.; Brean Murray &
            Corporation                      Co., Inc.                    Underwriter          Form S-1              N/A

---------------------------------------------------------------------------------------

          STATUS OF THE OFFERING    AMOUNT PLACED    HAS BLANK CHECK BEEN ENGAGED IN
                                       IN TRUST        DESIRED BUSINESS COMBINATION?
---------------------------------------------------------------------------------------

         Amendment No. 3 to Form                     To our knowledge, the issuer has
 6.)      S-1 filed on September                      not been engaged in its desired
                 21, 2005                N/A               business combination.

                                                     To our knowledge, the issuer has
 7.)                                                  not been engaged in its desired
                Completed          US$ 110,854,000         business combination.

          Registration statement                     To our knowledge, the issuer has
 8.)      filed on September 26,                      not been engaged in its desired
                  2005.                  N/A               business combination.

                                                                 19